Discontinued Operations (Narrative) (Details) - USD ($) shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Oct. 29, 2014	Apr. 17, 2013	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business				$ 0	$ 386	$ 2,525
Motorola Mobile
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Principal of the Note Receivable				$ 1,448	1,500
Sale of Motorola Home and Motorola Mobile | Motorola Mobile
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration received in connection with divestiture	$ 2,900
Consideration received in connection with divestiture at transaction close date	1,400
Cash received per the purchase and sale agreement	660
Value of shares received in divestiture	$ 750
Number of shares of common stock received as part of sale consideration (in shares)	519.1
Principal of the Note Receivable	$ 1,500
Promissory note received in connection with divestiture, term	3 years
Liability from divestiture	$ 1,826
Gain on disposal					740	0
Net income from IP licensing arrangement					$ 254
Sale of Motorola Home and Motorola Mobile | Motorola Mobile | Indemnification Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liability from divestiture	$ 130
Sale of Motorola Home and Motorola Mobile | Motorola Home
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration received in connection with divestiture		$ 2,412
Value of shares received in divestiture			$ 175
Number of shares of common stock received as part of sale consideration (in shares)			10.6
Liability from divestiture		458
Gain on disposal						$ 757
Proceeds from divestiture of business		$ 2,238
Proceeds from previous divestiture			$ 174
Sale of Motorola Home and Motorola Mobile | Motorola Home | Arris
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment ownership percentage		7.80%
Sale of Motorola Home and Motorola Mobile | Motorola Home | Indemnification Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liability from divestiture		$ 175